Significant Accounting Policies - Estimated Useful Lives of Property And Equipment (Detail)	1 Months Ended	11 Months Ended
	Dec. 31, 2018	Nov. 19, 2018
Drillships and related equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	8 years
Drillships and related equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	32 years
Other property and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	1 year
Other property and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	6 years
Predecessor | Drillships and related equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life		15 years
Predecessor | Drillships and related equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life		35 years
Predecessor | Other property and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life		2 years
Predecessor | Other property and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life		7 years